Restructuring, Severance and Other Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring, Severance and Other Costs [Abstract]
Severance benefits	$ 148	$ 17
Professional fees	44	0
Asset impairment charges	5	0
Other contract termination charges	2	8
Total restructuring and other costs	$ 199	$ 25